Interest Income (Details)	Dec. 31, 2023
Bottom of Range [Member]
Interest Income (Details) [Line Items]
Cash in bank deposits interest averaging	0.10%
Top of Range [Member]
Interest Income (Details) [Line Items]
Cash in bank deposits interest averaging	5.19%